Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS

	2016
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$748	$(447)	$301
Land, transmission and water rights	700	(108)	592
Other	128	(56)	72
Assets under construction	46	—	46
	$1,622	$(611)	$1,011

	2015
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$685	$(436)	$249
Land, transmission and water rights	328	(76)	252
Other	17	(13)	4
Assets under construction	36	—	36
	$1,066	$(525)	$541

Included in the cost of land, transmission and water rights as at December 31, 2016 was $138 million (December 31, 2015 - $106 million) not subject to amortization.

Amortization expense related to intangible assets was $79 million for 2016 (2015 - $64 million). Amortization is estimated to average approximately $96 million annually for each of the next five years.